Share-Based Incentives Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period, Class B shares		3 years
Accounts payable, accrued expenses and other		$ 488,594	$ 560,561
Redemption of unrestricted Class B common shares (1)	[1]	6,346	581	$ 5,157
Share-Based Payment Arrangement, Cash Used to Settle Award		43,000
Payment, Tax Withholding, Share-Based Payment Arrangement		$ 3,000
Common Class C,B and RSU stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shared Based Compensation, Minimum Multiplier of Target Value		200.00%
Share based compensation expense		$ 29,000	13,000	$ 11,000
Accounts payable, accrued expenses and other		$ 7,000	$ 24,000
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period		1 year
Exercise price of share based awards		$ 0
Requisite service period, Class B shares		3 years
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 17,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years
Share-Based Payment Arrangement, Cash Used to Settle Award		$ 40,000
Restricted Shares | Minimum | Personal Performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		75.00%
Restricted Shares | Minimum | Company performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		50.00%
Restricted Shares | Maximum | Personal Performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		125.00%
Restricted Shares | Maximum | Company performance
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance target percentage		150.00%
Restricted Shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share based awards		$ 0
Requisite service period, Class B shares		3 years
Unrestricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Payment Arrangement, Cash Used to Settle Award		$ 3,000

[1]	Class B shares are liability-accounted on the Company's Consolidated Balance Sheet. See Note 13 for further details.